UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 44.9%
Federal Farm Credit Bank — 0.4%
6.30% due 12/03/13	$500,000	$567,001

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	26,733	29,976
11.00% due 02/01/15	19	19
11.50% due 09/01/19	1,170	1,236

		31,231

Government National Mtg. Assoc. — 44.2%
4.50% due 05/15/18	413,542	446,058
4.50% due 08/15/18	649,894	700,993
4.50% due 09/15/18	1,758,707	1,896,988
4.50% due 10/15/18	1,741,731	1,878,677
4.50% due 09/15/33	1,655,540	1,760,908
4.50% due 02/15/39	15,342	16,256
4.50% due 04/15/39	137,666	145,867
4.50% due 05/15/39	1,466,687	1,554,077
4.50% due 06/15/39	350,149	371,011
4.50% due 07/15/39	249,644	264,519
4.50% due 09/15/39	973,663	1,031,677
4.50% due 10/15/39	7,672	8,129
4.50% due 02/15/40	1,585,707	1,676,720
4.50% due 04/15/40	56,444	59,895
4.50% due 05/15/40	8,879	9,388
4.50% due 06/15/40	64,796	68,656
4.50% due 08/15/40	570,684	603,439
4.50% due 09/15/40	35,369	37,399
4.50% due July TBA	18,000,000	18,937,260
5.00% due 04/15/18	1,768,789	1,913,308
5.00% due 04/15/33	22,075	24,074
5.00% due 08/15/33	988,422	1,078,045
5.00% due 09/15/33	456,718	498,268
5.00% due 10/15/33	327,874	357,645
5.00% due 04/15/34	14,856	16,196
5.00% due 11/15/34	101,680	110,853
5.00% due 02/15/35	10,315	11,230
5.00% due 03/15/35	320,516	348,928
5.00% due 04/15/35	29,448	32,058
5.00% due 05/15/35	801,035	872,043
5.00% due 09/15/35	382,339	416,265
5.00% due 10/15/35	75,167	81,830
5.00% due 12/15/35	45,507	49,541
5.00% due 03/15/36	562,976	612,701
5.00% due 05/15/36	671,966	729,643
5.00% due 06/15/36	451,139	489,863
5.00% due 09/15/36	1,040,895	1,131,747
5.00% due 10/15/36	312,795	339,643
5.00% due 11/15/36	27,438	29,793
5.00% due 12/15/36	163,289	177,305
5.00% due 01/15/37	1,799,154	1,952,738
5.00% due 02/15/37	978,298	1,062,410
5.00% due 03/15/37	670,238	727,452
5.00% due 04/15/37	656,361	712,391
5.00% due 08/15/38	5,414,014	5,875,333
5.50% due 11/15/32	5,247	5,810
5.50% due 03/15/33	207,927	230,215
5.50% due 04/15/33	302,605	335,042
5.50% due 05/15/33	632,984	700,878
5.50% due 06/15/33	2,793,432	3,092,853
5.50% due 07/15/33	830,188	919,174
5.50% due 10/15/33	772,666	855,487
5.50% due 12/15/33	160,902	178,149
5.50% due 01/15/34	2,035,711	2,252,642
5.50% due 02/15/34	1,116,318	1,237,987
6.00% due 01/15/28	1,748	1,962
6.00% due 04/15/28	591,470	663,663
6.00% due 10/15/28	3,230	3,626
6.00% due 04/15/29	22,815	25,612
6.00% due 05/15/29	47,673	53,516
6.00% due 06/15/29	17,915	20,111
6.00% due 04/15/31	11,067	12,390
6.00% due 05/15/31	22,439	25,122
6.00% due 11/15/31	133,513	149,479
6.00% due 12/15/31	9,638	10,790
6.00% due 01/15/32	78,314	87,679
6.00% due 02/15/32	17,003	19,041
6.00% due 03/15/32	3,610	4,042
6.00% due 08/15/32	152,622	170,873
6.00% due 11/15/32	16,268	18,213
6.00% due 12/15/32	5,254	5,883
6.00% due 01/15/33	12,469	13,961
6.00% due 02/15/33	20,307	22,735
6.00% due 03/15/33	48,699	54,523
6.00% due 04/15/33	201,346	225,423
6.00% due 07/15/33	117,654	131,724
6.00% due 08/15/33	1,081,863	1,211,236
6.00% due 09/15/33	179,249	200,684
6.00% due 10/15/33	516,085	577,801
6.00% due 11/15/33	72,939	81,662
6.00% due 12/15/33	337,057	377,364
6.00% due 02/15/34	120,269	134,651
6.00% due 05/15/34	9,012	10,082
6.00% due 06/15/34	22,305	24,944
6.00% due 07/15/34	620,520	695,615
6.00% due 08/15/34	91,012	101,838
6.00% due 09/15/34	409,836	458,338
6.00% due 10/15/34	1,431,495	1,600,888
6.00% due 12/15/34	174,778	195,460
6.00% due 06/15/35	46,985	52,618
6.00% due 08/15/35	108,613	121,974
6.50% due 02/15/29	6,075	6,931
6.50% due 05/15/31	3,486	3,978
6.50% due 06/15/31	25,417	29,000
6.50% due 07/15/31	20,649	23,558
6.50% due 08/15/31	34,649	39,532
6.50% due 09/15/31	101,655	115,982
6.50% due 10/15/31	130,241	148,597
6.50% due 11/15/31	5,634	6,429
6.50% due 01/15/32	8,160	9,310
6.50% due 02/15/32	208,919	238,363
7.00% due 07/15/23	13,218	15,331
7.00% due 10/15/23	24,889	28,868
7.00% due 09/15/25	114,020	132,269
7.00% due 03/20/29	10,254	12,004
7.00% due 06/20/29	1,628	1,898
7.00% due 11/20/30	31,441	36,676
7.50% due 04/15/17	6,628	7,460
7.50% due 08/15/23	76,720	89,713
7.50% due 09/15/23	299,597	350,330
9.00% due 12/15/16	25,738	29,168
11.00% due 08/20/15	43	44
11.00% due 09/20/15	149	167
11.50% due 05/20/15	793	798
12.50% due 09/15/14	2,384	2,404
13.00% due 11/15/14	100	100
13.50% due 02/15/13	2,136	2,186
15.00% due 02/15/12	104	105
15.00% due 06/15/12	1,027	1,033
15.00% due 09/15/12	121	122
15.50% due 09/15/11	1,971	1,981

		69,827,317

Small Business Administration — 0.3%
6.30% due 06/01/18	429,653	471,638

Total U.S. Government Agencies (cost $66,822,020)		70,897,187

U.S. GOVERNMENT TREASURIES — 32.4%
United States Treasury Bonds — 24.2%
3.88% due 08/15/40	1,000,000	915,625
4.25% due 11/15/40	12,000,000	11,730,000
4.75% due 02/15/41	24,000,000	25,511,256

		38,156,881

United States Treasury Notes — 8.2%
0.38% due 06/30/13	10,000,000	9,983,600
1.25% due 10/31/15	2,000,000	1,983,124
3.13% due 05/15/19	1,000,000	1,032,500

		12,999,224

Total U.S. Government Treasuries (cost $49,938,160)		51,156,105

Total Long-Term Investment Securities (cost $116,760,180)		122,053,292

SHORT-TERM INVESTMENT SECURITIES — 6.3%
U.S. Government Agencies — 6.3%
Federal Home Loan Bank Disc. Notes 0.01% due 07/01/11 (cost $10,000,000)	10,000,000	10,000,000

REPURCHASE AGREEMENTS — 28.2%
State Street Bank & Trust Co., Joint Repurchase Agreement(1)	16,326,000	16,326,000
UBS Securities LLC Joint Repurchase Agreement(1)	28,317,000	28,317,000

Total Repurchase Agreements (cost $44,643,000)		44,643,000

TOTAL INVESTMENTS (cost $171,403,180) (2)	111.8%	176,696,292
Liabilities in excess of other assets	(11.8)	(18,606,673)

NET ASSETS	100.0%	$158,089,619

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	$—	$567,001	$—	$567,001
Federal National Mtg. Assoc.	—	31,231	—	31,231
Government National Mtg. Assoc.	—	69,827,317	—	69,827,317
Small Business Administration	—	471,638	—	471,638
U.S. Government Treasuries	—	51,156,105	—	51,156,105
Short-Term Investment Securities
U.S. Government Agencies	—	10,000,000	—	10,000,000
Repurchase Agreements	—	44,643,000	—	44,643,000

Total	$—	$176,696,292	$—	$176,696,292

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 85.8%
Government National Mtg. Assoc. — 85.7%
4.50% due 05/15/18	$654,333	$705,781
4.50% due 08/15/18	326,468	352,137
4.50% due 09/15/18	1,049,727	1,132,264
4.50% due 10/15/18	1,415,514	1,526,811
4.50% due 08/15/33	85,733	91,189
4.50% due 09/15/33	353,326	375,813
4.50% due 10/15/38	293,671	311,467
4.50% due 02/15/39	190,784	202,152
4.50% due 05/15/39	1,248,082	1,322,446
4.50% due 06/15/39	8,152,937	8,638,716
4.50% due 09/15/39	344	365
4.50% due 01/15/40	121,521	128,495
4.50% due 08/15/40	86,821	91,804
4.50% due 12/01/99	44,500,000	46,961,384
5.00% due 03/15/18	241,335	261,054
5.00% due 04/15/18	2,709,554	2,930,936
5.00% due 05/15/18	4,332,734	4,686,739
5.00% due 01/15/33	5,492	5,989
5.00% due 05/15/33	6,737	7,347
5.00% due 08/15/33	1,370,656	1,494,729
5.00% due 09/15/33	1,358,725	1,483,624
5.00% due 10/15/33	3,336,505	3,638,528
5.00% due 04/15/34	29,040	31,660
5.00% due 05/15/34	86,159	93,931
5.00% due 11/15/34	347,893	379,276
5.00% due 12/15/34	355,362	387,419
5.00% due 09/15/35	10,916	11,884
5.00% due 10/15/35	69,838	76,029
5.00% due 11/15/35	67,996	74,024
5.00% due 12/15/35	36,388	39,613
5.00% due 02/15/36	94,009	102,234
5.00% due 04/15/36	272,720	296,128
5.00% due 06/15/36	796,999	865,408
5.00% due 07/15/36	276,927	300,697
5.00% due 08/15/36	11,826	12,855
5.00% due 09/15/36	463,088	503,813
5.00% due 10/15/36	24,805	27,197
5.00% due 11/15/36	152,962	166,092
5.00% due 12/15/36	554,409	601,996
5.00% due 01/15/37	231,644	251,418
5.00% due 02/15/37	561,830	609,790
5.00% due 04/15/37	3,578,947	3,885,318
5.00% due 12/15/37	11,814	12,823
5.00% due 04/15/38	5,676,713	6,160,416
5.00% due 05/15/38	3,802,668	4,126,768
5.00% due 06/15/38	190,228	206,437
5.00% due 08/15/38	456,640	495,549
5.00% due 10/15/38	548,018	594,772
5.00% due 01/15/39	791,679	859,137
5.00% due 02/15/39	1,690,955	1,835,038
5.00% due 03/15/39	2,924,160	3,173,323
5.00% due 04/15/39	1,571,665	1,705,584
5.00% due 08/15/39	1,741,684	1,890,089
5.00% due 09/15/39	76,173	82,663
5.00% due 10/15/39	6,291,814	6,827,930
5.00% due 11/15/39	3,908,479	4,241,514
5.00% due 12/15/39	3,387,805	3,685,197
5.00% due 04/15/40	3,369,393	3,656,493
5.00% due 05/15/40	25,885,032	28,090,651
5.00% due 06/15/40	355,401	385,684
5.50% due 06/15/29	2,556	2,840
5.50% due 01/15/32	23,726	26,269
5.50% due 02/15/33	78,756	87,198
5.50% due 03/15/33	340,617	377,128
5.50% due 04/15/33	976,978	1,081,699
5.50% due 05/15/33	1,411,436	1,563,008
5.50% due 06/15/33	505,563	559,753
5.50% due 07/15/33	4,593	5,086
5.50% due 08/15/33	75,564	83,664
5.50% due 10/15/33	561,887	622,114
5.50% due 12/15/33	270,983	300,030
5.50% due 01/15/34	440,431	487,436
5.50% due 02/15/34	159,256	176,297
5.50% due 07/15/35	266,564	294,553
5.50% due 09/15/35	12,843,912	14,192,523
5.50% due 10/15/35	721,202	796,928
5.50% due 11/15/35	1,037,729	1,146,690
5.50% due 12/15/35	5,774,441	6,380,924
5.50% due 02/15/36	219,458	242,569
5.50% due 03/15/36	1,342,263	1,481,362
5.50% due July TBA	50,000,000	55,015,600
6.00% due 11/15/23	1,693	1,898
6.00% due 01/15/24	4,672	5,233
6.00% due 07/15/28	1,949	2,188
6.00% due 12/15/28	142,895	160,407
6.00% due 01/15/29	304,022	341,281
6.00% due 02/15/29	307,301	344,962
6.00% due 03/15/29	323,934	363,634
6.00% due 04/15/29	622,075	698,387
6.00% due 05/15/29	33,028	37,076
6.00% due 06/15/29	105,085	117,986
6.00% due 07/15/29	102,796	115,394
6.00% due 08/15/29	7,686	8,628
6.00% due 10/15/29	95,169	106,832
6.00% due 04/15/31	6,901	7,727
6.00% due 07/15/31	14,050	15,730
6.00% due 10/15/31	52,259	58,508
6.00% due 11/15/31	380,482	425,981
6.00% due 12/15/31	174,337	195,185
6.00% due 01/15/32	298,227	333,890
6.00% due 02/15/32	12,232	13,695
6.00% due 07/15/32	50,628	56,683
6.00% due 09/15/32	429,554	480,921
6.00% due 10/15/32	91,842	102,824
6.00% due 11/15/32	813	911
6.00% due 12/15/32	28,591	32,010
6.00% due 01/15/33	78,294	87,657
6.00% due 02/15/33	677,547	758,569
6.00% due 03/15/33	71,311	79,839
6.00% due 04/15/33	650,021	727,753
6.00% due 05/15/33	503,567	563,786
6.00% due 06/15/33	457,736	512,475
6.00% due 08/15/33	230,263	257,799
6.00% due 10/15/33	28,401	31,797
6.00% due 11/15/33	142,460	159,495
6.00% due 12/15/33	291,489	326,347
6.00% due 01/15/34	259,653	290,415
6.00% due 02/15/34	237,562	266,624
6.00% due 03/15/34	74,550	83,372
6.00% due 04/15/34	171,140	191,391
6.00% due 05/15/34	107,178	119,955
6.00% due 06/15/34	106,472	119,667
6.00% due 07/15/34	398,848	446,834
6.00% due 08/15/34	357,894	400,399
6.00% due 09/15/34	128,951	144,061
6.00% due 10/15/34	319,646	357,470
6.00% due 11/15/34	464,256	519,436
6.00% due 12/15/34	54,521	61,058
6.00% due 01/15/35	50,934	56,956
6.00% due 02/15/35	270,245	302,295
6.00% due 04/15/35	31,820	35,565
6.00% due 05/15/35	6,408	7,213
6.00% due 06/15/35	150,707	168,446
6.00% due 11/15/35	5,831	6,543
6.00% due 12/15/35	127,794	144,564
6.00% due 01/15/36	510,101	569,359
6.00% due 02/15/36	87,448	97,908
6.00% due 03/15/36	285,111	318,374
6.00% due 04/15/36	301,325	336,783
6.00% due 05/15/36	948,395	1,060,623
6.00% due 06/15/36	349,815	390,446
6.00% due 07/15/36	280,386	312,951
6.00% due 08/15/36	8,432	9,401
6.00% due 09/15/36	61,179	68,492
6.00% due 10/15/36	337,204	376,397
6.00% due 11/15/36	645,027	719,944
6.00% due 09/15/38	6,282,023	7,003,802
6.00% due July TBA	20,000,000	22,253,120
6.50% due 03/15/28	11,641	13,300
6.50% due 08/15/28	17,558	20,032
6.50% due 01/15/29	2,165	2,470
6.50% due 02/15/29	773	882
6.50% due 03/15/29	68,819	78,517
6.50% due 04/15/29	796	909
6.50% due 05/15/29	6,187	7,065
6.50% due 06/15/29	21,431	24,451
6.50% due 07/15/29	1,535	1,752
6.50% due 10/15/29	2,978	3,398
6.50% due 08/15/31	72,973	83,258
6.50% due 09/15/31	10,106	11,531
6.50% due 10/15/31	130,241	148,597
6.50% due 11/15/31	82,754	94,417
6.50% due 12/15/31	88,852	101,375
6.50% due 02/15/32	147,002	167,720
6.50% due 05/15/32	424,332	484,136
6.50% due 06/15/32	60,205	68,691
7.00% due 03/15/23	13,838	16,050
7.00% due 01/20/24	379	437
7.00% due 03/20/24	307	355
7.00% due 07/20/25	1,325	1,530
7.00% due 09/15/25	49,516	57,442
7.00% due 01/20/29	21,559	25,127
7.00% due 02/20/29	3,683	4,292
7.00% due 06/20/29	8,073	9,409
7.00% due 07/20/29	27,964	32,592
7.00% due 09/20/29	2,723	3,173
7.00% due 10/20/29	5,255	6,125
7.00% due 11/20/29	1,867	2,176
7.00% due 03/20/30	2,974	3,469
7.00% due 06/20/30	3,073	3,585
7.00% due 08/20/30	7,563	8,823
7.00% due 09/20/30	11,673	13,617
7.00% due 10/20/30	13,140	15,328
8.00% due 11/15/26	54,813	64,943
8.00% due 12/15/29	8,124	8,631
8.00% due 04/15/30	24,189	28,773
8.00% due 05/15/30	1,284	1,350
8.00% due 08/15/30	26,978	32,047
8.50% due 03/15/17	8,786	9,175
8.50% due 05/15/21	4,394	4,417
8.50% due 12/15/22	24,435	29,132
8.50% due 01/15/23	85,185	102,109
8.50% due 09/15/24	11,873	14,279
9.00% due 07/15/16	19,529	22,119
9.00% due 10/15/16	3,380	3,399

		284,630,048

Small Business Administration — 0.1%
6.30% due 06/01/18	143,218	157,213

Total U.S. Government Agencies (cost $276,685,855)		284,787,261

U.S. GOVERNMENT TREASURIES — 25.9%
United States Treasury Bonds — 13.2%
4.25% due 11/15/40	32,000,000	31,280,000
4.50% due 08/15/39	4,000,000	4,090,000
4.75% due 02/15/41	8,000,000	8,503,752

		43,873,752

United States Treasury Notes — 12.7%
0.38% due 06/30/13	40,000,000	39,934,400
3.63% due 02/15/21	2,000,000	2,085,468

		42,019,868

Total U.S. Government Treasuries (cost $84,091,208)		85,893,620

Total Long-Term Investment Securities (cost $360,777,063)		370,680,881

SHORT-TERM INVESTMENT SECURITIES — 7.5%
U.S. Government Treasuries — 7.5%
United States Treasury Bills 0.01% due 07/07/11 (cost $25,000,063)	25,000,000	25,000,063

REPURCHASE AGREEMENT — 18.3%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $60,787,000)	60,787,000	60,787,000

TOTAL INVESTMENTS (cost $446,564,126) (2)	137.5%	456,467,944
Liabilities in excess of other assets	(37.5)	(124,520,456)

NET ASSETS	100.0%	$331,947,488

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Government Agencies
Government National Mtg. Assoc.	$—	$284,630,048	$—	$284,630,048
Small Business Administration	—	157,213	—	157,213
U.S. Government Treasuries	—	85,893,620	—	85,893,620
Short-Term Investment Securities
U.S. Government Treasuries	—	25,000,063	—	25,000,063
Repurchase Agreement	—	60,787,000	—	60,787,000

Total	$—	$456,467,944	$—	$456,467,944

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

Security Description	Shares/Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/16*	$500,000	$505,405
Banc of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	499,740
Cajun Global LLC Series 2011-1A, Class A2 6.00% due 02/20/41*	496,023	510,283
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,500,000	1,703,258
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,000,000	1,082,104
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class AJ 6.09% due 12/10/17(1)	1,000,000	819,420
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class B 5.24% due 06/10/44(1)	1,300,000	1,179,701
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 3.10% due 11/25/34(2)	121,508	101,934
Credit Suisse Mtg. Capital Certs. Series 2007-1, Class 5A13 6.00% due 02/25/37(2)	558,457	471,378
DBUBS Mtg. Trust VRS Series 2011-LC1A, Class F 5.73% due 02/01/21*(1)	2,000,000	1,524,416
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	391,000	395,888
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	241,649	241,032
Extended Stay America Trust Series 2010-ESHA, Class D 5.50% due 11/05/15*(1)	1,000,000	987,639
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(1)	2,000,000	2,134,722
Greenwich Capital Commercial Funding Corp. VRS Series 2007-GG11, Class AJ 6.20% due 12/10/49(1)	3,000,000	2,450,203
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	980,575
GSAA Trust FRS Series 2006-11, Class 2A2 0.35% due 07/25/36	5,530,454	2,589,652
Harborview Mtg. Loan Trust FRS Series 2006-14, Class 2A1A 0.34% due 01/25/47(2)	2,294,675	1,263,338
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2010-RR1, Class WBB 5.74% due 05/20/17*(1)	1,500,000	1,570,972
JP Morgan Mtg. Acquisition Corp. FRS Series 2006-CH2, Class AV3 0.29% due 10/25/36	1,500,000	1,224,609
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	1,500,000	1,474,304
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.87% due 12/25/35(2)	1,046,078	858,738
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(1)	500,000	475,868
Morgan Stanley Capital I Pass Through Certs. VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	1,000,000	922,076
Morgan Stanley Capital I Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	2,119,600	1,819,234
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.48% due 09/15/42(1)	200,000	192,890
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.79% due 06/11/42(1)	2,500,000	2,270,515
Morgan Stanley Capital I VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	1,400,000	1,310,462
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.07% due 06/11/49(1)	500,000	476,572
Residential Asset Mtg. Products, Inc. FRS Series 2006-RS1, Class AI2 0.42% due 01/25/36	1,042,861	737,608
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	140,772	142,619
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	869,820	875,256
Soundview Home Equity Loan Trust FRS Series 2007-OPT1, Class 2A1 0.27% due 06/25/37	610,173	514,053
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(1)	2,750,000	2,180,455

Total Asset Backed Securities (cost $37,704,390)		36,486,919

U.S. CORPORATE BONDS & NOTES — 44.2%
Advanced Materials — 0.2%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	1,000,000	1,002,500

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	341,000	377,658

Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,220,000	783,850
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,200,000	1,242,000

		2,025,850

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	302,000	309,896

Aerospace/Defense-Equipment — 0.1%
Ducommun, Inc. Senior Notes 9.75% due 07/15/18*	475,000	488,062

Airlines — 0.2%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,185,000	1,263,506

Applications Software — 0.0%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	237,000	243,518

Auto-Cars/Light Trucks — 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	1,910,000	1,871,800
Daimler Finance North America LLC FRS Company Guar. Notes 0.86% due 03/28/14*	626,000	626,261
Daimler Finance North America LLC Company Guar. Notes 3.00% due 03/28/16*	667,000	675,274

		3,173,335

Auto/Truck Parts & Equipment-Original — 0.4%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	1,250,000	1,315,625
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	1,175,000	1,158,844

		2,474,469

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(5)(6)	225,000	0

Banks-Commercial — 0.9%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	670,000	699,127
BB&T Corp. Senior Notes 2.05% due 04/28/14	265,000	267,957
Branch Banking & Trust Co. FRS Sub. Notes 0.56% due 05/23/17	280,000	262,969
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	1,560,714	1,556,812
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	593,000	639,884
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	355,000	377,690
KeyBank NA Sub. Notes 7.41% due 10/15/27	128,000	145,724
Regions Bank Sub. Notes 7.50% due 05/15/18	224,000	234,238
Union Bank NA Senior Notes 3.00% due 06/06/16	229,000	229,136
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	360,000	372,712
Zions Bancorp Senior Notes 7.75% due 09/23/14	416,000	456,125

		5,242,374

Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.25% due 06/15/37	919,000	744,032

Banks-Money Center — 0.3%
Comerica Bank Sub. Notes 5.20% due 08/22/17	253,000	270,236
Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*	1,375,000	1,316,562

		1,586,798

Banks-Super Regional — 0.8%
BAC Capital Trust XIII FRS Limited Guar. Notes 0.65% due 03/15/12(9)	1,070,000	731,285
BAC Capital Trust XV FRS Limited Guar. Notes 1.05% due 06/01/56	250,000	173,754
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	168,161
Bank of America NA Sub. Notes 5.30% due 03/15/17	436,000	449,405
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	207,000	208,798
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	213,000	240,158
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	213,000	235,775
KeyCorp Senior Notes 5.10% due 03/24/21	192,000	195,551
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(9)	427,000	371,490
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	205,000	227,632
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	38,000	37,430
Wachovia Capital Trust III FRS Limited Guar. Notes 5.80% due 08/19/11(9)	319,000	291,885
Wachovia Corp. FRS Senior Notes 0.52% due 06/15/17	410,000	383,592
Wells Fargo & Co. FRS Senior Notes 0.47% due 10/28/15	470,000	454,249
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(9)	235,000	253,800
Wells Fargo Bank NA FRS Sub. Notes 0.47% due 05/16/16	350,000	326,083

		4,749,048

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	1,400,000	1,340,500
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	895,000	807,737
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	664,000	672,300
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17	1,250,000	1,315,625

		4,136,162

Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,250,000	1,256,250

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,595,000	1,655,571

Building-Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,238,000	1,145,150

Building-Residential/Commercial — 0.4%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	800,000	688,000
KB Home Company Guar. Notes 9.10% due 09/15/17	850,000	860,625
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	1,000,000	991,250

		2,539,875

Cable/Satellite TV — 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,925,000	1,898,531
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,030,000	1,172,481
COX Communications, Inc. Notes 7.13% due 10/01/12	211,000	226,304
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,090,000	1,228,975
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	912,000	987,240
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	1,125,000	1,234,688
TCI Communications, Inc. Senior Bonds 7.13% due 02/15/28	250,000	289,197

		7,037,416

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,075,000	1,187,875

Casino Hotels — 0.6%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(3)	1,425,000	1,546,125
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,300,000	1,434,875
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	551,000	629,517

		3,610,517

Casino Services — 0.2%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,045,000	851,675

Cellular Telecom — 1.0%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	1,500,000	1,470,000
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	2,525,000	2,525,000
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	1,475,000	1,541,375

		5,536,375

Chemicals-Diversified — 0.1%
EI du Pont de Nemours & Co. FRS Senior Notes 0.67% due 03/25/14	240,000	241,528
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	64,000	62,318
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	282,000	274,158
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	129,000	126,250

		704,254

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,904,000	1,980,160

Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	471,000	542,213
Lubrizol Corp. Company Guar. Bonds 6.50% due 10/01/34	248,000	284,349

		826,562

Coal — 1.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	1,525,000	1,530,719
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	625,000	681,250
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,600,000	1,698,000
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*	1,450,000	1,435,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,469,000	1,520,415

		6,865,884

Commercial Services — 0.4%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,465,000	2,465,000

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	234,000	255,371
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,188,000	1,250,370
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	375,000	432,827

		1,938,568

Consulting Services — 0.3%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	1,450,000	1,464,500

Consumer Products-Misc. — 0.4%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	970,000	873,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	988,000	975,650
Tupperware Brands Corp. Company Guar. Notes 4.75% due 06/01/21*	270,000	266,237

		2,114,887

Containers-Metal/Glass — 0.4%
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	950,000	959,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	1,285,000	1,259,300

		2,218,800

Containers-Paper/Plastic — 0.5%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	750,000	744,375
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	750,000	821,250
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,475,000	1,497,125

		3,062,750

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	800,000	860,000

Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/16	178,000	177,063
Fiserv, Inc. Company Guar. Notes 4.75% due 06/15/21	277,000	275,517

		452,580

Decision Support Software — 0.4%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	2,197,000	2,218,970

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	1,050,000	1,068,375

Distribution/Wholesale — 0.6%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	1,350,000	1,451,250
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,775,000	1,806,062

		3,257,312

Diversified Banking Institutions — 1.7%
Bank of America Corp. FRS Senior Notes 1.69% due 01/30/14	170,000	170,392
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	360,000	367,256
Bank of America Corp. Senior Notes 5.63% due 10/14/16	710,000	759,883
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(9)	1,305,000	1,362,825
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,014,000	1,062,629
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	319,000	316,295
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	192,000	210,256
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,825,000	1,952,750
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	116,000	122,802
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	221,000	238,210
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	298,000	297,995
JPMorgan Chase & Co. FRS Sub. Notes 1.48% due 09/01/15	451,000	450,997
JPMorgan Chase & Co. Senior Notes 3.15% due 07/15/16	327,000	329,001
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	235,000	239,379
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	445,000	497,281
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/29/49	200,000	214,818
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/77	105,000	83,028
Morgan Stanley Senior Notes 3.80% due 04/29/16	287,000	283,667
Morgan Stanley Senior Notes 5.55% due 04/27/17	501,000	531,083
Morgan Stanley Senior Notes 5.63% due 09/23/19	272,000	279,113
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	117,000	125,628

		9,895,288

Diversified Financial Services — 0.6%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	1,225,000	1,252,562
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	335,000	331,161
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	504,000	509,830
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	881,000	913,797
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	279,000	309,984

		3,317,334

Diversified Manufacturing Operations — 0.4%
Danaher Corp. Senior Notes 3.90% due 06/23/21	340,000	338,662
General Electric Co. Senior Notes 5.25% due 12/06/17	190,000	210,487
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	850,000	776,687
Harsco Corp. Senior Notes 2.70% due 10/15/15	436,000	437,427
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	265,000	264,612

		2,027,875

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	265,000	288,850

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	215,000	207,484

Electric-Generation — 1.0%
AES Corp. Senior Notes 8.00% due 10/15/17	2,545,000	2,697,700
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,275,000	1,032,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27	675,000	496,125
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	397,440	363,658
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	362,762	371,832
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	482,792	516,587
Sithe/Independence Funding Corp. Senior Sec. Notes 9.00% due 12/30/13	481,927	493,030

		5,971,682

Electric-Integrated — 1.0%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	224,000	231,269
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	382,000	382,348
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	525,000	578,022
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	237,000	235,025
Entergy Corp. Senior Notes 5.13% due 09/15/20	448,000	443,665
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	108,000	109,136
Exelon Corp. Senior Notes 5.63% due 06/15/35	225,000	213,823
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	180,000	170,880
Georgia Power Co. Senior Notes 3.00% due 04/15/16	180,000	184,293
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	162,000	162,519
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,260	498,005
Nevada Power Co. Bonds 5.45% due 05/15/41	193,000	191,886
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	225,000	220,398
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	430,000	512,652
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21*	504,000	505,472
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)	1,550,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	160,000	186,584
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	920,000	903,900

		5,729,877

Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	725,000	781,187
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	262,000	308,360

		1,089,547

Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	378,000	374,225

Energy-Alternate Sources — 0.2%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	1,100,000	1,001,000

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	641,000	638,809
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/21	475,000	474,415
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	1,100,000	1,102,750

		2,215,974

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	377,000	399,537

Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	132,000	134,970

Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	623,000	624,257
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(4)(9)(12)	222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(4)(12)	280,000	140
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(4)(12)	361,000	181
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	400,000	419,356
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18*	1,075,000	1,115,312

		2,159,268

Finance-Other Services — 0.3%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,509,000	1,576,905

Financial Guarantee Insurance — 0.4%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	3,135,000	2,366,925

Firearms & Ammunition — 0.2%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	1,325,000	1,407,812

Food-Canned — 0.2%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	1,375,000	1,388,750

Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	550,000	534,875

Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	591,000	656,467

Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	226,000	255,287

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,225,000	1,225,000

Gambling (Non-Hotel) — 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	1,610,000	1,601,950
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,136,394	681,836

		2,283,786

Gas-Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	240,000	279,617

Gas-Transportation — 0.2%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	950,000	973,750

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	808,000	820,120

Independent Power Producers — 0.8%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,280,000	1,337,600
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	4,203,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	950,000	988,000
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27	1,090,000	425,100
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	575,000	576,437
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	1,175,000	1,198,500

		4,525,637

Insurance Brokers — 0.1%
AON Corp. Senior Notes 3.13% due 05/27/16	519,000	517,309

Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	227,000	241,190
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	284,000	291,826
Protective Life Corp. Senior Notes 8.45% due 10/15/39	540,000	595,057
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	270,000	267,621
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	370,000	367,526
Prudential Financial, Inc. Notes 4.75% due 09/17/15	409,000	440,033

		2,203,253

Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	216,000	218,511
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	2,075,000	2,235,813

		2,454,324

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	195,000	206,911
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	990,000	1,314,225

		1,521,136

Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 5.35% due 06/01/21	270,000	264,744

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.00% due 06/01/21	280,000	277,013

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	672,000	742,560

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 5.20% due 05/27/41	230,000	230,022

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. FRS Company Guar. Notes 1.10% due 03/24/14	342,000	344,898
Quest Diagnostics, Inc. Company Guar. Notes 4.70% due 04/01/21	386,000	395,124

		740,022

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	295,000	353,209
Johnson & Johnson Senior Notes 4.85% due 05/15/41	460,000	445,249
Johnson & Johnson Notes 5.55% due 08/15/17	405,000	469,660
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(3)	775,000	798,250

		2,066,368

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.30% due 06/15/16	300,000	297,407
Amgen, Inc. Senior Notes 5.65% due 06/15/42	518,000	518,838
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,140,000	1,265,400
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	240,000	254,072

		2,335,717

Medical-HMO — 0.1%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	286,000	292,638

Medical-Hospitals — 1.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	925,000	975,875
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,375,000	1,923,750
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,125,000	1,243,125
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	800,000	790,000
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	803,000	794,970
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	1,150,000	1,257,812

		6,985,532

Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	209,000	204,231

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	275,000	300,438

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	500,000	536,250

MRI/Medical Diagnostic Imaging — 0.2%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,370,000	1,400,825

Multimedia — 0.4%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(5)(6)(21)	461,095	149,856
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	180,000	196,174
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	375,000	375,601
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	338,000	334,468
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	495,000	505,528
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	409,000	457,676
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/21	343,000	348,917

		2,368,220

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,425,000	1,503,375

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(5)(6)(7)(12)	500,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	700,000	778,750
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	212,000	212,908
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	180,000	175,720
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	259,000	271,911

		1,439,289

Office Automation & Equipment — 0.4%
CDW Escrow Corp. Company Guar. Notes 8.50% due 04/01/19*	1,750,000	1,715,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	46,000	48,415
Xerox Corp. Senior Notes 4.50% due 05/15/21	324,000	320,479

		2,083,894

Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	216,000	231,922

Oil Companies-Exploration & Production — 3.1%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	1,010,000	1,010,000
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	850,000	956,749
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	551,000	558,436
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	975,000	1,004,250
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	1,180,000	1,188,850
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,652,000	1,738,730
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	140,000	147,000
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	516,000	516,000
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	720,000	800,100
EV Energy Partners LP / EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	945,000	948,544
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	550,000	574,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	995,000	1,024,850
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	1,500,000	1,627,500
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	1,874,000	1,714,710
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	540,000	608,476
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	600,000	675,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	900,000	949,500
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	285,000	280,013
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	125,000	129,375
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	645,000	653,062
Union Pacific Resources Group, Inc. Senior Bonds 7.15% due 05/15/28	518,000	580,639

		17,686,534

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	480,000	495,169
Hess Corp. Senior Notes 7.88% due 10/01/29	691,000	867,624

		1,362,793

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp. Senior Notes 4.50% due 06/01/21	378,000	374,443
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	890,000	916,700

		1,291,143

Oil Refining & Marketing — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	1,075,000	1,209,375

Oil-Field Services — 0.4%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	745,000	752,450
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	605,000	623,150
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	700,000	703,500
SESI LLC Company Guar. Notes 6.38% due 05/01/19*	180,000	178,200

		2,257,300

Paper & Related Products — 0.6%
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,516,000	1,523,580
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	447,000	397,830
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	450,000	479,250
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,173,000	1,270,621

		3,671,281

Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	265,000	266,633

Pipelines — 1.6%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21*	504,000	507,570
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21	335,000	330,813
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	315,000	324,450
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,225,000	1,298,500
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	734,000	711,334
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	226,000	224,461
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	1,280,000	1,273,600
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	550,000	580,236
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	89,000	91,105
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	416,000	432,640
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	945,000	937,913
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	390,000	397,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	210,000	228,900
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	170,000	185,809
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	328,000	371,519
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	525,000	543,375
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	220,000	217,234
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	650,000	653,250

		9,310,509

Printing-Commercial — 0.2%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21*	875,000	866,250

Private Corrections — 0.2%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21*	1,000,000	992,500

Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	240,000	241,893
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	240,000	243,315
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	111,000	118,995
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,125,000	1,229,062
HCP, Inc. Senior Notes 3.75% due 02/01/16	200,000	203,385
HCP, Inc. Senior Notes 5.38% due 02/01/21	213,000	219,694
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	180,000	176,956
National Retail Properties, Inc. Senior Notes 5.50% due 07/15/21	244,000	238,727
Realty Income Corp. Senior Notes 5.88% due 03/15/35	434,000	409,935
Sabra Health Care LP / Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,425,000	1,425,000

		4,506,962

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	1,600,000	1,610,000

Real Estate Operations & Development — 0.3%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,535,000	1,528,077

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14(5)(6)†		3,285,000	329

Rental Auto/Equipment — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18		975,000	1,040,812
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*		1,085,000	1,074,150
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*		1,000,000	1,030,000
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21		1,150,000	1,144,250
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20		950,000	961,875

			5,251,087

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21		550,000	562,375

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41		530,000	546,799

Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27		547,000	604,269
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*		212,953	220,485
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20		1,275,000	1,373,812

			2,198,566

Retail-Jewelry — 0.2%
Claire’s Escrow Corp. Sec. Notes 8.88% due 03/15/19*		1,450,000	1,355,750

Retail-Propane Distribution — 0.1%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*		95,000	95,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18		281,000	283,810

			378,810

Retail-Restaurants — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18		1,095,000	1,171,650
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15		575,000	615,250

			1,786,900

Retail-Toy Stores — 0.3%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17		1,625,000	1,698,125

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(6)(7)(12)		100,000	0

Schools — 0.0%
Massachusetts Institute of Technology Notes 5.60% due 07/01/2111		235,000	237,507

Seismic Data Collection — 0.2%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14		1,115,000	1,070,400

Semiconductor Equipment — 0.1%
Applied Materials, Inc. Senior Notes 2.65% due 06/15/16		242,000	242,923
Applied Materials, Inc. Senior Notes 5.85% due 06/15/41		223,000	226,184

			469,107

Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 06/15/16*		377,000	373,937
FUEL Trust Sec. Notes 4.21% due 04/15/16*		288,000	289,098
GTP Acquisition Partners I LLC Sec. Notes 4.35% due 06/15/16*(6)		74,000	74,000
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(3)		681,081	681,932

			1,418,967

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Senior Notes 6.63% due 04/20/20		145,000	158,782

Steel-Producers — 0.4%
JMC Steel Group Senior Notes 8.25% due 03/15/18*		975,000	989,625
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15		1,182,000	1,255,875

			2,245,500

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20		520,000	535,600

Telecom Services — 0.5%
BellSouth Telecommunications Inc Senior Notes 6.38% due 06/01/28		215,000	230,381
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	43,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	194,625
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23		375,000	324,375
Embarq Corp. Senior Notes 7.08% due 06/01/16		332,000	369,058
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17		1,550,000	1,627,500

			2,789,189

Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40		251,000	237,914
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21		502,000	496,262
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28		245,000	231,307
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39		400,000	384,752
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17		750,000	753,750
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/20		675,000	673,313
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18		2,300,000	2,498,375
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32		1,825,000	1,975,563
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14		480,000	487,813
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19		413,000	479,743

			8,218,792

Theaters — 0.2%
Cinemark USA, Inc. Senior Sub. Notes 7.38% due 06/15/21*		945,000	940,275

Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18		204,000	211,559

Transport-Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 07/02/11		72,822	69,181
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,160,761	1,102,723
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		32,844	28,246
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20		324,399	317,910
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		521,949	511,510

			2,029,570

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41		322,000	316,389
CSX Corp. Senior Notes 5.50% due 04/15/41		230,000	224,420
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		235,000	231,554

			772,363

Transport-Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17		699,000	732,202
Ryder System, Inc. Senior Notes 3.15% due 03/02/15		133,000	136,945
Ryder System, Inc. Senior Notes 3.60% due 03/01/16		137,000	140,373

			1,009,520

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18		1,150,000	1,252,062

Web Portals/ISP — 0.0%
Google, Inc. Senior Notes 2.13% due 05/19/16		53,000	53,141
Google, Inc. Senior Notes 3.63% due 05/19/21		162,000	160,232

			213,373

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18		600,000	627,000

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18		360,000	359,833
Motorola, Inc. Senior Notes 6.63% due 11/15/37		11,445	12,729

			372,562

Total U.S. CORPORATE BONDS & NOTES (cost $252,562,866)			252,853,664

FOREIGN CORPORATE BONDS & NOTES — 9.5%
Airlines — 0.1%
TAM Capital 3, Inc. Company Guar. Notes 8.38% due 06/03/21*		300,000	303,750

Airport Development/Maintenance — 0.0%
BAA Funding, Ltd. Senior Notes 4.88% due 07/15/23*		264,000	257,190

Auto-Cars/Light Trucks — 0.3%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*		1,550,000	1,561,625

Banks-Commercial — 1.5%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		500,000	497,500
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		345,000	338,990
Banco de Credito del Peru Senior Notes 4.75% due 03/16/16*		390,000	384,450
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*		370,000	371,850
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		440,000	435,160
Banco Internacional del Peru SAA Senior Notes 5.75% due 10/07/20*		350,000	329,000
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(9)		396,000	368,280
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*		185,000	195,876
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(9)		180,000	165,150
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA Bank Guar. Notes 5.25% due 05/24/41		216,000	214,088
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15		319,000	336,962
Finansbank AS Senior Notes 5.50% due 05/11/16*		425,000	406,938
Groupe BPCE FRS Jr. Sub Notes 3.35% due 09/30/11(9)		141,000	96,464
GTB Finance BV Company Guar. Notes 7.50% due 05/19/16*		520,000	526,555
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/20*		525,000	514,815
Nordea Bank AB Senior Notes 2.13% due 01/14/14*		200,000	201,398
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(9)		184,000	196,880
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15		281,000	277,541
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(9)		1,575,000	1,417,500
Standard Chartered PLC FRS Senior Notes 1.21% due 05/12/14*		440,000	439,593
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*		401,000	402,125
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 09/30/11(9)		1,050,000	651,000

			8,768,115

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/14*		105,000	107,180
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*		323,000	329,957
Lloyds TSB Bank PLC FRS Senior Notes 2.62% due 01/24/14		191,000	193,657
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*		205,000	193,373

			824,167

Banks-Special Purpose — 0.1%
Export-Import Bank of Korea Senior Notes 3.75% due 10/20/16		527,000	531,590

Building & Construction Products-Misc. — 0.2%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		320,000	342,400
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		450,000	481,500
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*		550,000	598,125

			1,422,025

Building Products-Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		380,000	414,200

Building-Heavy Construction — 0.1%
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		350,000	364,000

Cellular Telecom — 0.4%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*		142,000	139,478
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*		2,150,000	2,214,500

			2,353,978

Chemicals-Diversified — 0.0%
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		275,000	259,187

Chemicals-Plastics — 0.3%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*		1,325,000	1,477,375

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*		1,425,000	1,496,250

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*		425,000	476,000

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26		239,000	275,584
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17		204,000	204,132
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/22		342,000	342,894
Teck Resources, Ltd. Company Guar. Notes 6.25% due 07/15/41		259,000	261,490

			1,084,100

Diversified Operations — 0.1%
Votorantim Cimentos SA Company Guar. Bonds 7.25% due 04/05/41*		625,000	617,187

Electric-Generation — 0.2%
AES Andres Dominicana / Itabo Dominicana, Ltd. Company Guar. Notes 9.50% due 11/12/20*		300,000	319,800
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	1,378,000,000	837,706

			1,157,506

Electric-Integrated — 0.0%
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20*		250,000	257,188

Finance-Other Services — 0.2%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,425,000	1,407,187

Forestry — 0.0%
Sino-Forest Corp. Company Guar. Notes 6.25% due 10/21/17*		250,000	112,500

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		660,000	624,716

Import/Export — 0.1%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		480,000	487,200

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(6)(7)(13)		725,000	0

Insurance-Multi-line — 0.5%
Aegon NV FRS Jr. Sub. Notes 3.70% due 07/15/14(9)		111,000	77,528
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(9)		1,907,000	1,816,418
XL Capital PLC Senior Notes 5.25% due 09/15/14		488,000	522,852
XL Capital PLC Senior Notes 6.38% due 11/15/24		318,000	328,319

			2,745,117

Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40		229,000	243,052

Medical-Drugs — 0.1%
Hypermarcas SA Senior Sec. Notes 6.50% due 04/20/21*		310,000	309,612
Sanofi-Aventis SA Senior Notes 4.00% due 03/29/21		240,000	240,027

			549,639

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance III BV FRS Company Guar. Notes 0.75% due 03/21/14		288,000	289,122

Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		425,000	428,187

Municipal Bonds — 0.2%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		870,000	870,000

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18		280,000	310,011

Oil Companies-Exploration & Production — 0.3%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		540,000	563,625
Nexen, Inc. Senior Notes 7.50% due 07/30/39		441,000	493,283
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14(21)		978,000	400,980

			1,457,888

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15		387,000	397,331
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15		350,000	368,603
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25		552,000	678,412
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		350,000	176,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		950,000	704,425
Petroleos de Venezuela SA Company Guar. Notes 12.75% due 02/17/22		310,000	254,200
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41*		390,000	395,712

			2,975,433

Paper & Related Products — 0.3%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*		475,000	544,469
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		1,475,000	1,434,437

			1,978,906

Petrochemicals — 0.1%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*		470,000	512,300

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		272,000	273,432

Real Estate Operations & Development — 0.3%
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*		425,000	420,566
Country Garden Holdings Co. Senior Notes 11.13% due 02/23/18*		410,000	422,300
Country Garden Holdings Co. Company Guar. Notes 11.25% due 04/22/17*		500,000	525,000
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*		450,000	461,250

			1,829,116

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*		1,475,000	1,463,937

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18		1,100,000	1,204,500

Sovereign Agency — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/21*		430,000	445,050

Special Purpose Entities — 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Company Guar. Notes 7.88% due 09/25/17*		400,000	418,640
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		335,000	329,845
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(4)(13)		1,330,000	26,600
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(9)		2,600,000	2,327,000
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*		260,000	248,430
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(9)		373,000	380,460

			3,730,975

Steel-Producers — 0.3%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*		845,000	847,112
Evraz Group SA Notes 6.75% due 04/27/18*		400,000	398,595
Severstal OAO Via Steel Capital SA Notes 6.70% due 10/25/17*		520,000	544,877

			1,790,584

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28		181,000	206,348

Telecom Services — 0.1%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*		720,000	748,800

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/16*		443,000	449,031
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		621,000	645,606
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21		339,000	344,145
Telemar Norte Leste SA Senior Notes 5.50% due 10/23/20*		600,000	592,500

			2,031,282

Transport-Marine — 0.2%
CMA CGM SA Senior Notes 8.50% due 04/15/17*		1,450,000	1,218,000

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	405,922

Transport-Services — 0.1%
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		640,000	607,431

Total Foreign Corporate Bonds & Notes (cost $55,579,708)			54,572,068

FOREIGN GOVERNMENT AGENCIES — 15.8%
Sovereign — 15.6%
Argentine Republic Bonds 7.00% due 04/17/17		920,000	845,020
Commonwealth of Australia Bonds 4.50% due 10/21/14	AUD	1,600,000	1,700,911
Dominican Republic Senior Notes 7.50% due 05/06/21*		540,000	561,600
Dominican Republic Bonds 7.50% due 05/06/21		1,350,000	1,404,000
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		850,000	909,075
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		724,000	743,910
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		430,000	531,050
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,170,000	1,658,475
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	292,000	457,531
Government of Bermuda Senior Notes 5.60% due 07/20/20*		340,000	374,221
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,500,000	2,844,238
Government of Canada Bonds 5.75% due 06/01/29	CAD	2,220,000	3,000,988
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	163,600,000	2,150,609
Government of Poland Bonds 5.00% due 10/24/13	PLN	4,020,000	1,469,657
Government of Poland Bonds 6.38% due 07/15/19		700,000	799,750
Government of Ukraine Senior Notes 7.95% due 02/23/21*		400,000	415,127
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	14,970,000	2,960,495
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	15,475,000	3,111,963
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	12,610,000	2,145,965
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,228,000	1,329,411
Republic of Argentina Notes 2.50% due 12/31/38(8)		1,764,761	767,671
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,977,235	1,744,909
Republic of Belarus Bonds 8.75% due 08/03/15		530,000	477,000
Republic of Belarus Senior Notes 8.95% due 01/26/18		550,000	482,625
Republic of Chile Bonds 5.50% due 08/05/20	CLP	399,000,000	861,135
Republic of Colombia Senior Bonds 7.38% due 09/18/37		470,000	592,200
Republic of Colombia Senior Bonds 8.13% due 05/21/24		360,000	475,020
Republic of Colombia Bonds 9.85% due 06/28/27	COP	1,110,000,000	803,291
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		420,000	469,350
Republic of Hungary Bonds 5.50% due 02/12/16	HUF	80,000,000	411,190
Republic of Hungary Senior Bonds 6.38% due 03/29/21		780,000	822,900
Republic of Hungary Bonds 6.50% due 06/24/19	HUF	77,000,000	396,287
Republic of Hungary Bonds 7.50% due 11/12/20	HUF	150,000,000	820,968
Republic of Hungary Bonds 7.63% due 03/29/41		1,522,000	1,641,857
Republic of Indonesia Senior Notes 4.88% due 05/05/21*		1,110,000	1,136,362
Republic of Indonesia Senior Bonds 5.88% due 03/13/20		900,000	999,000
Republic of Indonesia Bonds 6.63% due 02/17/37		770,000	848,613
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		880,000	1,029,600
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		620,000	832,350
Republic of Indonesia Senior Notes 11.63% due 03/04/19		350,000	515,813
Republic of Ivory Coast Senior Bonds 2.50% due 12/31/32(4)		1,140,000	601,350
Republic of Latvia Bonds 5.25% due 06/16/21*		320,000	314,583
Republic of Peru Senior Bonds 5.63% due 11/18/50		330,000	311,025
Republic of Peru Senior Bonds 6.55% due 03/14/37		305,000	340,228
Republic of Peru Senior Bonds 7.35% due 07/21/25		856,000	1,045,604
Republic of Peru Senior Bonds 8.75% due 11/21/33		720,000	981,720
Republic of Philippines Bonds 8.38% due 06/17/19		1,600,000	2,058,080
Republic of Poland Bonds 5.13% due 04/21/21		1,570,000	1,622,987
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	500,000	430,271
Republic of South Africa Senior Notes 5.88% due 05/30/22		725,000	802,938
Republic of South Korea Senior Bonds 7.13% due 04/16/19		1,000,000	1,200,517
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		810,000	810,000
Republic of the Philippines Bonds 4.00% due 01/15/21		860,000	843,875
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	37,000,000	832,468
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		1,460,000	1,699,148
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		330,000	414,975
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		555,000	850,537
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	700,000	373,442
Republic of Turkey Senior Notes 6.88% due 03/17/36		475,000	522,500
Republic of Turkey Senior Notes 7.00% due 06/05/20		350,000	402,850
Republic of Turkey Senior Notes 7.38% due 02/05/25		705,000	835,777
Republic of Turkey Senior Notes 7.50% due 11/07/19		690,000	817,995
Republic of Turkey Senior Notes 8.00% due 02/14/34		611,000	757,640
Republic of Uruguay Bonds 8.00% due 11/18/22		610,000	789,340
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		880,000	803,000
Republic of Venezuela Bonds 9.00% due 05/07/23		550,000	397,375
Republic of Venezuela Bonds 12.75% due 08/23/22		690,000	617,550
Russian Federation Senior Bonds 5.00% due 04/29/20*		800,000	827,000
Russian Federation Senior Bonds 7.50% due 03/31/30(8)		1,208,405	1,424,407
Russian Federation Bonds 7.85% due 03/10/18*	RUB	25,000,000	934,845
Russian Federation Bonds 7.85% due 03/10/18	RUB	20,000,000	751,063
Russian Federation Notes 12.75% due 06/24/28		1,100,000	1,947,000
State of Qatar Bonds 5.25% due 01/20/20		750,000	799,500
State of Qatar Bonds 6.55% due 04/09/19		460,000	535,325
Swiss Confederation Bonds 2.00% due 10/12/16	CHF	3,790,000	4,700,200
Ukraine Government Bonds 6.58% due 11/21/16		390,000	392,769
Ukraine Government Bonds 7.75% due 09/23/20		400,000	415,000
Ukraine Government Bonds 7.95% due 02/23/21		1,170,000	1,219,725
United Mexican States Senior Notes 6.05% due 01/11/40		990,000	1,053,360
United Mexican States Bonds 6.50% due 06/10/21	MXN	15,000,000	1,231,304
United Mexican States Bonds 7.25% due 12/15/16	MXN	33,510,000	2,984,338
United Mexican States Senior Notes 7.50% due 04/08/33		840,000	1,062,600
United Mexican States Bonds 8.00% due 06/11/20	MXN	4,300,000	393,090
United Mexican States Senior Bonds 8.30% due 08/15/31		290,000	398,750
United Mexican States Bonds 8.50% due 05/31/29	MXN	8,900,000	815,521
United Mexican States Bonds 10.00% due 12/05/24	MXN	4,000,000	421,020

			89,326,729

Sovereign Agency — 0.2%
European Union Senior Notes 3.25% due 04/04/18	EUR	190,000	276,784
Financing of Infrastructural Projects State Enterprise Govt. Guar. Bonds 7.40% due 04/20/18		930,000	912,609

			1,189,393

Total Foreign Government Agencies (cost $86,834,348)			90,516,122

U.S. GOVERNMENT AGENCIES — 14.1%
Federal Home Loan Mtg. Corp. — 4.9%
4.50% due 02/01/20		83,278	88,930
4.50% due 08/01/20		171,257	182,880
4.50% due 01/01/39		320,419	332,081
5.00% due 09/01/18		196,868	212,743
5.00% due 07/01/20		300,040	324,234
5.00% due 01/01/24		441,339	473,340
5.00% due 02/01/34		200,827	214,538
5.00% due 03/01/34		1,490,540	1,591,369
5.00% due 05/01/34		162,663	174,048
5.00% due 02/01/35		273,113	291,588
5.00% due 07/01/35		423,538	451,857
5.00% due 08/01/35		475,795	507,609
5.00% due 04/01/36		256,094	273,218
5.00% due 05/01/36		151,439	161,186
5.00% due 08/01/36		212,173	225,830
5.00% due 03/01/39		1,186,851	1,263,620
5.00% due 08/01/39		2,974,706	3,167,117
5.00% due 07/01/40		980,115	1,042,587
5.50% due 05/01/37		682,299	741,172
5.50% due 06/01/37		206,168	223,217
5.50% due 09/01/37		590,385	639,205
5.50% due 10/01/37		2,241,560	2,426,918
5.50% due 11/01/37		715,943	780,851
5.50% due 12/01/37		568,908	615,951
5.50% due 01/01/38		1,386,155	1,502,944
5.50% due 02/01/38		411,407	445,427
5.50% due 07/01/38		346,122	374,743
6.00% due 10/01/37		617,129	679,268
6.00% due 12/01/37		1,210,508	1,332,394
6.00% due 10/01/39		1,680,944	1,848,097
6.50% due 05/01/29		3,876	4,393
6.50% due 02/01/35		87,095	98,590
6.50% due 11/01/37		2,667,380	3,007,767
7.00% due 06/01/29		7,906	9,163
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(2)		978,042	1,068,767
Series 41, Class F 10.00% due 05/15/20(2)		6,509	7,295
Series 1103, Class N 11.57% due 06/15/2(2)(11)		3,536	796
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.61% due 09/15/39(2)(11)		6,817,361	1,043,012

			27,828,745

Federal National Mtg. Assoc. — 8.5%
4.00% due 06/01/39		850,136	854,524
4.00% due 09/01/40		1,425,373	1,427,385
4.50% due 06/01/19		206,991	221,427
4.50% due 11/01/22		379,689	406,051
4.50% due 06/01/23		316,655	336,662
4.50% due 10/01/24		707,170	751,408
4.50% due 03/01/25		861,600	914,960
4.50% due 05/01/25		792,417	841,493
4.50% due 07/01/25		1,080,186	1,147,084
4.50% due 01/01/39		2,523,277	2,617,480
4.50% due 07/01/40		1,967,329	2,042,006
4.50% due 08/01/40		2,818,299	2,919,993
5.00% due 06/01/19		101,317	109,629
5.00% due 01/01/23		78,090	83,874
5.00% due 03/01/34		147,641	157,722
5.00% due 04/01/35		2,886,779	3,083,906
5.00% due 05/01/35		80,310	85,743
5.00% due 02/01/37		135,368	144,145
5.00% due 04/01/37		572,660	609,618
5.00% due 05/01/37		193,310	205,784
5.00% due 06/01/37		13,247	14,102
5.00% due 07/01/37		163,644	174,204
5.00% due 07/01/40		2,206,454	2,348,850
5.00% due 08/01/40		1,355,442	1,442,918
5.00% due 11/01/40		119,120	126,771
5.50% due 11/01/19		704,532	766,466
5.50% due 08/01/20		170,212	185,069
5.50% due 11/01/22		283,425	307,394
5.50% due 08/01/23		210,743	228,565
5.50% due 01/01/29		3,543	3,871
5.50% due 08/01/34		1,929,046	2,099,413
5.50% due 02/01/35		252,668	274,746
5.50% due 03/01/35		1,410,122	1,534,660
5.50% due 12/01/35		358,970	390,336
5.50% due 12/01/36		262,441	284,599
5.50% due 04/01/37		113,913	123,404
5.50% due 08/01/37		5,193,980	5,636,622
5.50% due 03/01/38		17,473	18,913
6.00% due 02/01/32		69,074	76,623
6.00% due 05/01/34		9,463	10,456
6.00% due 10/01/34		275,771	305,506
6.00% due 06/01/35		68,924	76,068
6.00% due 07/01/37		2,145,831	2,360,890
6.00% due 08/01/37		105,078	115,609
6.00% due 10/01/37		280,349	309,760
6.00% due 11/01/38		2,379,449	2,617,922
6.00% due 12/01/38		3,169,008	3,483,641
6.00% due 04/01/40		925,896	1,018,328
6.50% due 02/01/35		41,531	47,121
6.50% due 10/01/38		1,876,559	2,127,379
7.50% due 01/01/30		8,592	10,076
7.50% due 09/01/30		2,927	3,436
8.00% due 11/01/28		12,043	14,131
13.00% due 11/15/15		372	421
Federal National Mtg. Assoc. REMIC
Series 2011-38, Class D
4.50% due 05/25/41(2)		990,453	1,058,116
Series 1989-2, Class D
8.80% due 01/25/19(2)		21,983	26,727
Series 1989-17, Class E
10.40% due 04/25/19(2)		1,369	1,599

			48,585,606

Government National Mtg. Assoc. — 0.7%
5.00% due 04/15/40		3,701,484	4,030,762
7.50% due 07/15/27		8,935	10,478
7.50% due 10/15/27		55,561	65,159

			4,106,399

Total U.S. Government Agencies (cost $77,692,813)			80,520,750

U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Bonds — 0.5%
3.88% due 08/15/40		298,000	272,856
4.25% due 11/15/40		1,331,000	1,301,053
4.38% due 05/15/41		1,000,000	998,440
4.75% due 02/15/41		159,000	169,012

			2,741,361

United States Treasury Notes — 4.4%
0.50% due 05/31/13		166,000	166,175
0.75% due 06/15/14		8,000,000	7,990,624
1.00% due 07/15/13		1,300,000	1,313,819
1.38% due 02/15/13		450,000	457,154
1.38% due 11/30/15		105,000	104,483
1.75% due 05/31/16		2,000,000	2,003,120
2.13% due 05/31/15		82,000	84,768
2.38% due 05/31/18		2,715,000	2,700,583
2.63% due 11/15/20		444,000	427,628
3.13% due 05/15/21		8,670,000	8,645,637
3.63% due 02/15/21		1,411,000	1,471,298

			25,365,289

Total U.S. Government Treasuries (cost $28,340,135)			28,106,650

LOANS (16)(17)— 0.2%
Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(5)(6)(14)(15) (cost $1,661,357)		1,669,715	792,530

MUNICIPAL BONDS & NOTES — 0.0%
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30 (cost $80,000)		80,000	81,936

COMMON STOCK — 0.1%
Banks-Commercial — 0.1%
Lloyds Banking Group PLC†(22)		600,576	471,911

Food-Misc. — 0.0%
Wornick Co.†(5)(6)(14)		4,592	276,668

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.† (5)(6)(14)		2,441	622

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(5)(6)(14)(18)		128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.† (5)(6)(14)		4,107	103

Total Common Stock
(cost $1,074,071)			749,946

PREFERRED STOCK — 1.3%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*		12,063	633,307

Banks-Super Regional — 0.2%
US Bancorp FRS 3.50%		759	637,560
Wachovia Capital Trust IX 6 .38%		12,800	319,744

			957,304

Diversified Banking Institutions — 0.7%
Ally Financial, Inc. 7.00%*		2,538	2,385,244
Goldman Sachs Group, Inc. 6.13%		48,000	1,197,120
HSBC Holdings PLC 8.00%		9,360	254,498

			3,836,862

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%		8,582	223,819

Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.87%		2,250	226,125

Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%		19,440	494,165

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac VRS 8.38%		11,300	33,335

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(5)(6)(14)		39,177	196

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%		29,200	657,000

Telecom Services — 0.1%
Qwest Corp.		11,775	302,382

Total Preferred Stock (cost $7,016,909)			7,364,495

WARRANTS †— 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(5)(6)		6,739	0

Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(5)(6)		325	56,875
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(5)(6)		325	89,375

			146,250

Total Warrants
(cost $6,978)
			146,250

Total Long-Term Investment Securities
(cost $548,553,575)			552,191,330

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/11 (cost $15,510,000)		15,510,000	15,510,000

REPURCHASE AGREEMENT — 0.4%
State Street Bank & Trust Co., Joint Repurchase Agreement (cost $2,243,000)(19)		2,243,000	2,243,000

TOTAL INVESTMENTS (cost $566,306,575)(20)		99.6%	569,944,330
Other assets less liabilities		0.4	2,267,673

NET ASSETS		100.0%	$572,212,003

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $131,215,948 representing 23.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security.

(1)	Commercial Mortgage Backed Security.

(2)	Collateralized Mortgage Obligation.

(3)	Income may be received in cash or additional bonds at the discretion of the issuer.

(4)	Bond in default.

(5)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $1,367,196 representing 0.2% of net assets.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	Security is in default of interest and did not pay principal at maturity.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity – maturity date reflects next call date.

(10)	Company has filed for Chapter 11 bankruptcy protection.

(11)	Interest Only.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	Company has filed for bankruptcy protection in country of issuance.

(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2011, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Critical Care Systems International, Inc.
Common Stock	07/20/2006	4,107	$—	$103	$0.03	0.00%
Shreveport Gaming Holdings, Inc.
Common Stock	07/29/2005	2,047	47,128
	07/21/2005	394	9,051

		2,441	56,179	622	0.25	0.00
Triax Pharmaceuticals LLC
16.50% due 08/30/11 Loan Agreement	08/31/2007	$1,500,000	1,478,967
	10/31/2007	3,875	3,875
	01/10/2008	11,404	11,404
	04/04/2008	11,239	11,238
	07/03/2008	11,449	11,449
	10/09/2008	11,534	11,534
	01/06/2009	11,751	11,750
	04/07/2009	11,579	11,579
	07/01/2009	11,796	11,796
	10/07/2009	11,885	11,885
	12/22/2010	48,346	48,347
	03/17/2011	91	91
	03/29/2011	12,611	12,611
	06/15/2011	12,155	24,831

		1,669,715	1,661,357	792,530	47.46	0.14
Triax Pharmaceuticals LLC
Common Stock	08/31/2007	128,418	53,936	642	0.01	0.00
Triax Pharmaceuticals LLC
Preferred Stock	08/31/2007	39,177	78,353	196	0.01	0.00
Wornick Co.
Common Stock	08/08/2008	4,592	596,039	276,668	60.25	0.05

				$1,070,761		0.19%

(15)	A portion of the interest was paid in additional bonds/loans.

(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)	Consists of more than one type of securities traded together as a unit.

(19)	See Note 2 for details of Joint Repurchase Agreement.

(20)	See Note 3 for cost of investments on a tax basis.

(21)	Bond in default subsequent to June 30, 2011.
(22)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $471,911 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Columbian Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	New Turkish Lira

USD	U.S. Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 -Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$36,486,919		$—	$36,486,919
U.S. Corporate Bonds & Notes	—	249,213,485		3,640,179	252,853,664
Foreign Corporate Bonds & Notes	—	54,572,068		0	54,572,068
Foreign Government Agencies	—	90,516,122		—	90,516,122
U.S. Government Agencies	—	80,520,750		—	80,520,750
U.S. Government Treasuries	—	28,106,650		—	28,106,650
Loans	—	—		792,530	792,530
Municipal Bonds & Notes	—	81,936		—	81,936
Common Stock	—	471,911	#	278,035	749,946
Preferred Stock	7,364,299	—		196	7,364,495
Warrants	—	—		146,250	146,250
Short-Term Investment Securities
Time Deposits	—	15,510,000		—	15,510,000
Repurchase Agreement	—	2,243,000		—	2,243,000

Total	$7,364,299	$557,722,841		$4,857,190	$569,944,330

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $471,911 representing 0.1% of net assets. See Note 1.

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 3/31/2011	$359,370	$6,550,154	$0	$709,436	$373,969	$196	$100,750
Accrued discounts	—	21,571	—	12,676	—	—	—
Accrued premiums	—	—	—	—	—	—	—
Realized gain	—	175,471	—	—	—	—	—
Realized loss	(15,925)	(78,937)	—	—	(280,212)	—	—
Change in unrealized appreciation (1)	—	78,097	—	58,263	316,720	—	47,125
Change in unrealized depreciation (1)	(46,445)	(299,441)	—	—	(39,382)	—	(1,625)
Net purchases	—	74,000	—	12,155	—	—	—
Net sales	(297,000)	(2,880,736)	—	—	(93,060)	—	—
Transfers into Level 3 (2)	—	—	—	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—	—	—	—

Balance as of 6/30/2011	$—	$3,640,179	$0	$792,530	$278,035	$196	$146,250

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at June 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$—	$(237,501)	$—	$58,263	$(39,382)	$—	$45,500

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 2.0%
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	$364,000	$623,805

Cellular Telecom — 0.7%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	938,000	887,582

Oil Companies-Exploration & Production — 0.8%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	1,070,000	1,115,475

Total Convertible Bonds & Notes
(cost $2,188,329)		2,626,862

U.S. CORPORATE BONDS & NOTES — 75.9%
Advertising Services — 0.5%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	995,000	639,288

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	85,000	89,038

Aerospace/Defense-Equipment — 1.4%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	705,000	738,487
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18*	1,025,000	1,076,250

		1,814,737

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	165,000	187,069

Agricultural Operations — 0.5%
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/15*	555,000	604,950

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*	331,000	357,480

Athletic Equipment — 0.6%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	700,000	771,750

Auto-Cars/Light Trucks — 2.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	635,000	623,888
Ford Motor Co. Senior Notes 7.45% due 07/16/31	2,300,000	2,607,365

		3,231,253

Auto/Truck Parts & Equipment-Original — 2.9%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	755,000	766,325
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	657,000	732,555
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	705,000	734,962
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	515,000	578,087
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	145,000	151,888
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	90,000	94,725
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	725,000	804,750

		3,863,292

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	1,650,000	0

Banks-Commercial — 3.3%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	35,000	36,488
CIT Group, Inc. Sec. Notes 7.00% due 05/01/14	245,888	248,961
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15	918	919
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	440,000	440,550
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	863	860
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*	1,129,000	1,124,766
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	809	807
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*	2,563,000	2,556,592

		4,409,943

Banks-Money Center — 0.8%
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,100,000	1,123,375

Banks-Mortgage — 0.9%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,065,000	1,166,175

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	55,000	59,813
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	230,000	250,700

		310,513

Building Products-Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	615,000	635,756

Cable/Satellite TV — 2.4%
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	735,867	866,483
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	320,000	332,800
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	240,000	252,900
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	170,000	183,600
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	450,000	461,250
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	1,000,000	1,055,000

		3,152,033

Casino Hotels — 1.6%
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16*	180,000	185,850
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	910,000	1,004,412
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	155,000	169,725
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	675,000	771,188

		2,131,175

Casino Services — 0.5%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(1)(2)	489,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	600,000	630,000

		630,000

Cellular Telecom — 1.6%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	405,000	421,200
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	575,000	609,500
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	645,000	638,550
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	485,000	513,494

		2,182,744

Chemicals-Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	395,000	416,725
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	471,000	480,420
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	297,000	322,987

		1,220,132

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	355,000	363,875

Chemicals-Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	285,000	295,688

Coal — 1.4%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	230,000	230,862
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	155,000	155,388
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	225,000	228,937
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	1,201,000	1,291,075

		1,906,262

Commercial Services — 0.3%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(3)	380,000	386,650

Commercial Services-Finance — 0.4%
Speedy Cash, Inc. Senior Sec. Notes 10.75% due 10/15/18*	455,000	465,238

Computer Graphics — 0.2%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	240,000	231,300

Computer Services — 1.1%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	556,000	556,000
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	275,000	277,750
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	550,000	595,375

		1,429,125

Consumer Products-Misc. — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	335,000	326,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/16*	210,000	218,925
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	253,000	266,282

		811,832

Containers-Metal/Glass — 1.1%
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	655,000	656,637
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	380,000	391,875
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	145,000	158,413
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	265,000	267,650

		1,474,575

Data Processing/Management — 1.9%
First Data Corp. Sec. Notes 8.25% due 01/15/21*	284,000	278,320
First Data Corp. Sec. Notes 8.75% due 01/15/22*(3)	285,000	278,587
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	64,000	65,760
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(4)	1,509,534	1,566,142
First Data Corp. Company Guar. Notes 12.63% due 01/15/21*	300,000	321,000

		2,509,809

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	745,000	771,075

Direct Marketing — 0.4%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18	595,000	544,425

Diversified Banking Institutions — 1.4%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	630,000	669,375
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,100,000	1,177,000

		1,846,375

Diversified Financial Services — 0.6%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	725,000	735,875

Diversified Manufacturing Operations — 0.4%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	627,000	572,921

E-Commerce/Services — 0.1%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	165,000	185,213

Electric-Generation — 1.4%
AES Corp. Senior Notes 8.00% due 10/15/17	805,000	853,300
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	278,400	254,736
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	220,812	226,332
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	441,992	472,932

		1,807,300

Electric-Integrated — 1.2%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	315,000	322,875
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	289,761	311,493
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	3,525,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	1,000,000	982,500

		1,616,868

Electronic Components-Semiconductors — 1.2%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	925,000	964,312
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	435,000	468,713
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*	165,000	186,450

		1,619,475

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	300,000	313,500

Finance-Auto Loans — 2.7%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	685,000	732,950
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/17	495,000	526,205
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	750,000	868,810
Ford Motor Credit Co. LLC Senior Notes 8.70% due 10/01/14	1,275,000	1,427,350

		3,555,315

Finance-Consumer Loans — 1.4%
SLM Corp. Senior Notes 6.25% due 01/25/16	490,000	508,375
SLM Corp. Senior Notes 8.00% due 03/25/20	211,000	226,572
SLM Corp. Senior Notes 8.45% due 06/15/18	484,000	531,245
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	580,000	651,050

		1,917,242

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	475,000	551,000

Funeral Services & Related Items — 0.1%
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding Company Guar. Notes 10.25% due 12/01/17	165,000	164,381

Independent Power Producers — 1.9%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	705,000	719,100
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,485,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	715,000	636,350
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	750,000	785,625
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	440,000	442,200

		2,583,275

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	965,000	1,039,787

Machinery-Farming — 0.9%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	925,000	1,001,312
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	230,000	253,000

		1,254,312

Machinery-General Industrial — 0.5%
CPM Holdings, Inc. Senior Sec. Notes 10.58% due 09/01/14	595,000	645,575

Medical Information Systems — 0.8%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	840,000	1,001,700

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18	650,000	662,188

Medical Products — 0.8%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	473,000	515,570
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(3)	481,000	530,302

		1,045,872

Medical-Biomedical/Gene — 0.1%
STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	125,000	126,875

Medical-Drugs — 0.3%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	425,000	403,750

Medical-Hospitals — 3.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	630,000	648,900
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	1,030,000	1,117,550
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	550,000	607,750
HCA, Inc. Sec. Notes 9.25% due 11/15/16	875,000	928,594
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	595,000	638,137

		3,940,931

Medical-Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	660,000	659,175

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	170,000	182,325

Multimedia — 0.1%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(1)(2)(17)	187,319	60,879

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/03†(1)(2)(5)(6)	2,150,000	0

Office Automation & Equipment — 1.3%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18*	545,000	572,250
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19*	1,226,000	1,201,480
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	6,000	6,315
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.50% due 10/12/15(4)	6,832	7,208

		1,787,253

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	475,000	530,219

Oil Companies-Exploration & Production — 2.5%
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	535,000	575,125
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	90,000	99,900
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	1,330,000	1,448,604
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	545,000	535,463
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	630,000	697,725

		3,356,817

Oil Field Machinery & Equipment — 0.4%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	25,000	26,125
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	500,000	536,250

		562,375

Oil-Field Services — 1.6%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	1,000,000	972,500
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	485,000	487,425
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	655,000	659,912

		2,119,837

Paper & Related Products — 2.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	160,000	164,000
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	70,000	71,339
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	290,000	305,734
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	425,000	481,763
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	691,000	705,684
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	710,000	662,075
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19*	650,000	578,500

		2,969,095

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	685,000	714,969

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	565,000	589,013

Pipelines — 2.4%
El Paso Corp. Senior Notes 6.50% due 09/15/20	545,000	595,864
El Paso Corp. Senior Notes 6.88% due 06/15/14	700,000	782,203
El Paso Corp. Senior Notes 7.00% due 06/15/17	505,000	571,344
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	681,000	721,860
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	535,000	556,400

		3,227,671

Printing-Commercial — 0.9%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	1,220,000	1,171,200

Publishing-Books — 0.4%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	630,000	570,150

Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	114,000	133,380

Real Estate Investment Trusts — 0.8%
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	1,080,000	1,082,700

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	2,145,000	215

Retail-Arts & Crafts — 0.6%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18*	775,000	776,938

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	125,000	137,969
Rite Aid Corp. Sec. Notes 10.25% due 10/15/19	375,000	412,500

		550,469

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	371,000	350,595

Retail-Regional Department Stores — 1.3%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	1,187,000	1,332,482
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.70% due 09/15/28	72,000	78,007
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	233,000	257,864
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	80,000	90,150

		1,758,503

Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	390,000	438,750

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(5)(6)	550,000	0

Satellite Telecom — 0.6%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	750,000	763,125

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	275,000	281,875
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	361,000	373,635

		655,510

Telecom Services — 0.7%
GCI, Inc. Senior Notes 6.75% due 06/01/21*	280,000	280,000
West Corp. Company Guar. Notes 7.88% due 01/15/19*	675,000	654,750

		934,750

Telecommunication Equipment — 0.5%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	980,000	659,050

Telephone-Integrated — 3.4%
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	2,115,000	2,167,875
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	570,000	619,875
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,330,000	1,393,175
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	275,000	291,500

		4,472,425

Television — 0.4%
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	540,000	592,650

Theaters — 0.5%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	425,000	448,375
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	215,000	222,525

		670,900

Transport-Marine — 1.1%
ACL I Corp. Senior Notes 10.63% due 02/15/16*(3)	670,000	626,450
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	785,000	790,887

		1,417,337

Total U.S. CORPORATE BONDS & NOTES (cost $97,516,822)		101,058,562

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Computers-Memory Devices — 0.8%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	685,000	679,862
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	360,000	378,900

		1,058,762

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	445,000	500,625

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	345,000	351,900

Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	125,000	132,188

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(5)(9)	4,460,000	0

Internet Connectivity Services — 0.2%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	340,000	342,975

Investment Companies — 0.5%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	455,000	494,812
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	115,000	125,063

		619,875

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(2)	2,150,000	0

Multimedia — 1.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,280,000	1,323,200

Oil Companies-Exploration & Production — 0.5%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	640,000	660,800

Oil Field Machinery & Equipment — 0.3%
Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	500,000	410,000

Paper & Related Products — 0.9%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	320,000	333,200
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	802,000	873,218

		1,206,418

Satellite Telecom — 0.5%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	660,000	655,050

Special Purpose Entities — 1.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(7)(9)	1,025,000	20,500
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	1,430,000	1,337,050

		1,357,550

Telecom Services — 0.7%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	810,000	917,325

Total Foreign Corporate Bonds & Notes (cost $14,740,975)		9,536,668

LOANS(10)(11) — 4.5%
Beverages-Non-alcoholic — 0.4%
Le-Natures, Inc. BTL 9.39% due 03/01/11†(2)(5)(8)	1,200,000	480,000

Building-Residential/Commercial — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13(2)(4)	1,601,923	80,096

Casino Services — 1.1%
Herbst Gaming, Inc. BTL 10.00% due 12/31/15(2)	410,185	422,619
Holding Gaming Borrower LP BTL-B 12.00% due 02/19/13(2)	995,000	1,044,750

		1,467,369

Commercial Services — 0.5%
Vertrue, Inc. 2nd Lien 9.31% due 08/14/15(2)	1,010,000	732,250

Electric-Integrated — 1.2%
Texas Competitive Electric Holdings Co. LLC BTL 4.77% due 10/10/14(2)	1,977,835	1,659,615

Medical-Drugs — 0.6%
Triax Pharmaceuticals LLC BTL 16.50% due 08/31/11†(1)(2)(7)(12)	1,669,715	792,530

Theaters — 0.6%
AMC Entertainment Holdings, Inc. BTL 5.31% due 06/15/12(2)(4)	792,727	786,782

Total Loans (cost $9,223,391)		5,998,642

COMMON STOCK — 1.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†(16)	692	28,372

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(2)	77	0
Greektown, Inc.(1)(2)	370	0

		0

Food-Misc. — 0.3%
Wornick Co.†(1)(2)	7,270	438,017

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(1)(2)	14,150	3,608

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc.†(1)(2)	192,375	183,600

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(13)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	69,700	1,743

Multimedia — 0.1%
Haights Cross Communication, Inc.†(1)(2)	19,388	56,807

Paper & Related Products — 0.5%
Caraustar Industries, Inc.†(1)(2)	73	583,367

Total Common Stock (cost $3,096,832)		1,296,156

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.(2) (cost $232,721)	23,439	287,129

CONVERTIBLE PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.3%
General Motors Co., Series B 4.75% (cost $405,000)	8,100	394,794

PREFERRED STOCK — 2.2%
Diversified Financial Services — 0.7%
Citigroup Capital XIII FRS 7.88%	34,000	944,520

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	39,177	196

Special Purpose Entity — 1.5%
GMAC Capital Trust I FRS 8.13%	79,000	2,022,400

Total Preferred Stock (cost $3,003,060)		2,967,116

WARRANTS† — 0.1%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)(2)(16)	3,355	4,026
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)(2)(16)	2,517	3,146

		7,172

Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	3,250	0

Television — 0.1%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(2)	327	57,225
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)	327	89,925

		147,150

Total Warrants (cost $3,366)		154,322

Total Long-Term Investment Securities (cost $130,410,496)		124,320,251

REPURCHASE AGREEMENTS — 4.9%
Bank of America Securities Joint Repurchase Agreement(14)	$520,000	520,000
Barclays Capital PLC Joint Repurchase Agreement(14)	1,125,000	1,125,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,125,000	1,125,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,215,000	1,215,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	1,125,000	1,125,000
UBS Securities LLC Joint Repurchase Agreement(14)	1,405,000	1,405,000

Total Repurchase Agreements (cost $6,515,000)		6,515,000

TOTAL INVESTMENTS (cost $136,925,496)(15)	98.3%	130,835,251
Other assets less liabilities	1.7	2,252,124

NET ASSETS	100.0%	$133,087,375

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $36,893,036 representing 27.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $7,769,167 representing 5.8% of net assets.
(3)	Income may be received in cash or additional bonds at the discretion of the issuer.
(4)	PIK (“Payment-in-Kind”) security. Bond, loan or preferred stock that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(5)	Security is in default and did not pay principal at maturity.
(6)	Company has filed for Chapter 7 bankruptcy protection.
(7)	Security in default.
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Company has filed for bankruptcy protection in country of issuance.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	A portion of the interest is paid in the form of additional bonds/loans.
(13)	Consist of more than one class of securities traded together as a unit.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 3 for cost of investments on a tax basis.
(16)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(17)	Bond in default subsequent to June 30, 2011.

BTL - Bank Term Loan

FRS - Floating Rate Securities

The rates shown on FRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$2,626,862	$—	$2,626,862
U.S. Corporate Bonds & Notes	—	99,350,361	1,708,201	101,058,562
Foreign Corporate Bonds & Notes	—	9,536,668	0	9,536,668
Loans	—	2,082,234	3,916,408	5,998,642
Common Stock	—	28,372	1,267,784	1,296,156
Membership Interest Certificates	—	287,129	—	287,129
Convertible Preferred Stock	394,794	—	—	394,794
Preferred Stock	2,966,920	—	196	2,967,116
Warrants	—	7,172	147,150	154,322
Repurchase Agreements	—	6,515,000	—	6,515,000

Total	$3,361,714	$120,433,798	$7,039,739	$130,835,251

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 3/31/2011	$4,260,968	$0	$3,861,973	$1,426,624	$196	$101,370
Accrued discounts	11,430	—	46,122	—	—	—
Accrued premiums	(28,553)	—	—	—	—	—
Realized gain	—	—	—	—	—	—
Realized loss	(779,160)	—	—	—	—	—
Change in unrealized appreciation (1)	866,556	—	58,263	36,655	—	47,415
Change in unrealized depreciation (1)	(120,581)	—	(120,192)	(195,495)	—	(1,635)
Net purchases	16,333	—	70,242	—	—	—
Net sales	(2,518,792)	—	—	—	—	—
Transfers into Level 3 (2)	—	—	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—	—	—

Balance as of 6/30/2011	$1,708,201	$0	$3,916,408	$1,267,784	$196	$147,150

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at June 30, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(119,476)	$—	$(61,929)	$(158,840)	$—	$45,780

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
MUNICIPAL BONDS & NOTES — 96.1%
California — 4.2%
East Bay California Municipal Utility District Water System Revenue, Series A 5.00% due 06/01/32(1)	$2,500,000	$2,599,525

Colorado — 11.3%
Aurora Colorado Water Improvement Revenue, Series A 5.00% due 08/01/36(1)	3,000,000	3,046,950
Regional Transportation District Colorado Sales Tax Revenue, Series A 4.50% due 11/01/35(1)	1,375,000	1,312,300
Regional Transportation District Colorado Sales Tax Revenue, Series A 5.00% due 11/01/28(1)	2,500,000	2,602,775

		6,962,025

Connecticut — 4.5%
State of Connecticut, Refunded, Series B 5.00% due 06/01/14(1)	2,500,000	2,799,125

Georgia — 0.1%
Georgia Municipal Electric Authority, Power Revenue, Series Y 6.40% due 01/01/13(1)	60,000	63,248

Hawaii — 3.3%
Honolulu Hawaii City & County Board Water Supply, Water System Revenue, Series A 4.75% due 07/01/31(1)	2,000,000	2,031,920

Massachusetts — 21.6%
Massachusetts State School Building Authority, Series A 5.00% due 08/15/24(1)	3,000,000	3,208,620
Massachusetts State Water Resources Authority, Revenue Bonds, Series A 5.00% due 08/01/24(1)	3,910,000	4,162,430
Massachusetts State, Series C 5.25% due 08/01/24(1)	2,300,000	2,538,165
University of Massachusetts Building Authority Project Revenue, Series 04-1 5.25% due 11/01/27(1)	3,000,000	3,447,090

		13,356,305

Missouri — 3.3%
Missouri State Health & Educational Facilities Authority, Series 2003–B 5.50% due 11/15/32(1)	2,000,000	2,032,500

New Jersey — 11.8%
Garden State Preservation Trust New Jersey Open Space & Farmland, Series A 5.80% due 11/01/17(1)	2,500,000	2,909,200
New Jersey Economic Development Authority Revenue VRDN 5.00% due 09/01/27(1)	2,000,000	2,162,000
New Jersey State Transportation Transit Fund Authority, Series C zero coupon due 12/15/25(1)	5,000,000	2,205,750

		7,276,950

New Mexico — 4.6%
New Mexico Finance Authority Transportation, Series A 5.25% due 06/15/21(1)	2,500,000	2,830,600

New York — 13.5%
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	451,635
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/13(1)	35,000	39,164
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	577,284
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/14(1)	45,000	53,225
New York State Thruway Authority, Series G 5.25% due 01/01/27(1)	1,500,000	1,588,275
Port Authority New York & New Jersey, Revenue Bonds 4.50% due 09/15/39	1,500,000	1,441,980
Sales Tax Asset Receivables Corp., Series A 5.25% due 10/15/27(1)	2,000,000	2,094,680
Triborough Bridge & Tunnel Authority, Series A-2 5.25% due 11/15/34	2,000,000	2,079,000

		8,325,243

Ohio — 10.1%
Ohio State Higher Educational Facility Commission, Revenue Bonds 5.25% due 01/01/29	1,845,000	1,908,450
Olentangy Local School District Ohio, Series A 5.25% due 12/01/27(1)	3,250,000	3,669,152
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	620,000	667,157

		6,244,759

Pennsylvania — 1.8%
Pennsylvania State Higher Educational Facility Authority, Series B 6.00% due 08/15/22	1,000,000	1,120,660

Texas — 6.0%
Austin Texas Water & Wastewater System, Series A 5.00% due 11/15/34(1)	2,140,000	2,186,245
Dallas Texas Area Rapid Transportation, Sales Tax Revenue 5.00% due 12/01/36(1)	1,500,000	1,521,180

		3,707,425

Total Long-Term Investment Securities
(cost $56,881,298)		59,350,285

SHORT-TERM INVESTMENT SECURITIES — 3.2%
MUNICIPAL BONDS & NOTES — 3.2%
California — 1.0%
California Infrastructure & Economic Development Bank VRDN Series F (LOC-Wells Fargo Bank N.A.) 0.03% due 09/01/38(2)	600,000	600,000

Kentucky — 0.5%
Louisville & Jefferson County Kentucky Visitors & Convention Commission VRDN Series B 0.05% due 12/01/22(1)(2)	300,000	300,000

Massachusetts — 0.6%
Massachusetts State Health & Educational Facilities Authority VRDN Series N-2 0.03% due 08/15/34(2)	400,000	400,000

Missouri — 1.0%
Missouri State Health & Educational Facilities Authority VRDN Series A 0.07% due 09/01/30(2)	300,000	300,000
Missouri State Health & Educational Facilities Authority VRDN Series B 0.07% due 09/01/30(2)	300,000	300,000

		600,000

New York — 0.1%
City of New York, New York VRDN Series H-3 0.05% due 08/01/22(1)(2)	100,000	100,000

Total Municipal Bonds & Notes (cost $2,000,000)		2,000,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund (cost $4,159)	4,159	4,159

Total Short-Term Investment Securities (cost $2,004,159)		2,004,159

TOTAL INVESTMENTS — (cost $58,885,457)(3)	99.3%	61,354,444
Other assets less liabilities	0.7	428,694

NET ASSETS —	100.0%	$61,783,138

(1)	All or part of this security is insured by the Assured Guaranty Municipal Corporation (“AGM”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or Ambac Assurance Corporation (“AAC”). The aggregate value is $53,200,195 or 86.1% of Net Assets. On November 8, 2010, Ambac Financial Group, Inc. (“AMBAC”) the parent company of AAC filed for Chapter 11 bankruptcy protection.

(2)	The security’s effective maturity date is less than one year.

(3)	See Note 3 for cost of investments on a tax basis.

VRDN-	Variable Rate Demand Notes

The rates shown on VRDN are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 (see Note 1)

	Tax Exempt Insured Fund
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Municipal Bonds & Notes	$—	$59,350,285	$—	$59,350,285
Short-Term Investment Securities:
Municipal Bonds & Notes	—	2,000,000	—	2,000,000
Registered Investment Company	—	4,159	—	4,159

Total	$—	$61,354,444	$—	$61,354,444

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary markets exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements:

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with Bank of America Securities:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.53%	$520,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities, dated June 30, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $33,975,000, a repurchase price of $33,975,001, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	12/31/13	$33,429,000	$34,199,434
U.S. Treasury Notes	4.25%	08/15/13	509,000	557,867

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.52%	$1,125,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,021, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	04/15/13	$73,500,000	$75,547,168

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.52%	$1,125,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.50%	02/15/36	$71,800,300	$75,877,248

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.52%	$1,215,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $79,895,000, a repurchase price of $79,895,011, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	09/30/15	$81,600,000	$81,655,982

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.52%	$1,125,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	08/15/13	$74,856,000	$75,539,068

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.53%	$1,405,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $91,895,000, a repurchase price of $91,895,026, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/15	$94,126,600	$93,924,535

At June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	14.16%	$28,317,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,056 and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	3.63%	04/15/28	$200,000,000	$204,000,174

As of June 30, 2011, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Funds	Percentage Interest	Principal Amount
U.S. Government Securities	4.92%	$16,326,000
GNMA	18.32	60,787,000
Strategic Bond	0.68	2,243,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $331,887,000, a repurchase price of $331,887,092, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	0.01%	07/21/11	$238,680,000	$238,678,568
U.S. Treasury Bill	0.16	05/31/12	100,000,000	99,850,000

Note 3. Federal Income Taxes:

As of June 30, 2011, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$171,886,660	$447,023,586	$569,498,914	$139,343,723	$58,886,125

Appreciation	5,448,935	10,307,644	17,894,405	9,238,800	2,784,072
Depreciation	(639,303)	(863,286)	(17,448,989)	(17,747,272)	(315,753)

Unrealized appreciation (depreciation) — net	$4,809,632	$9,444,358	$445,416	$(8,508,472)	$2,468,319

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 26, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 26, 2011